Investments (Fair Value and Losses by Investment Category and Length of Time in a Loss Position) (Details) - Fixed maturities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	$ 1,334,484	$ 126,875
Less than Twelve Months, Gross Unrealized Losses	169,290	3,009
Twelve Months or More, Fair Value	270,371	63,675
Twelve Months or More, Gross Unrealized Losses	104,998	3,709
Total, Fair Value	1,604,855	190,550
Total, Gross Unrealized Losses	274,288	6,718
U.S. Treasury securities and obligations of U.S. government authorities and agencies
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	61,136
Less than Twelve Months, Gross Unrealized Losses	1,074
Twelve Months or More, Fair Value	0
Twelve Months or More, Gross Unrealized Losses	0
Total, Fair Value	61,136
Total, Gross Unrealized Losses	1,074
Obligations of U.S. states and their political subdivisions
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	113,693
Less than Twelve Months, Gross Unrealized Losses	6,315
Twelve Months or More, Fair Value	0
Twelve Months or More, Gross Unrealized Losses	0
Total, Fair Value	113,693
Total, Gross Unrealized Losses	6,315
Foreign government bonds
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	46,826	17,306
Less than Twelve Months, Gross Unrealized Losses	5,741	928
Twelve Months or More, Fair Value	24,746	2,072
Twelve Months or More, Gross Unrealized Losses	10,150	74
Total, Fair Value	71,572	19,378
Total, Gross Unrealized Losses	15,891	1,002
U.S. public corporate securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	704,906	72,360
Less than Twelve Months, Gross Unrealized Losses	111,763	1,255
Twelve Months or More, Fair Value	155,138	42,496
Twelve Months or More, Gross Unrealized Losses	69,117	1,739
Total, Fair Value	860,044	114,856
Total, Gross Unrealized Losses	180,880	2,994
U.S. private corporate securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	149,670	2,349
Less than Twelve Months, Gross Unrealized Losses	11,857	27
Twelve Months or More, Fair Value	9,273	979
Twelve Months or More, Gross Unrealized Losses	1,608	25
Total, Fair Value	158,943	3,328
Total, Gross Unrealized Losses	13,465	52
Foreign public corporate securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	69,310	9,439
Less than Twelve Months, Gross Unrealized Losses	11,016	192
Twelve Months or More, Fair Value	38,996	6,726
Twelve Months or More, Gross Unrealized Losses	14,767	452
Total, Fair Value	108,306	16,165
Total, Gross Unrealized Losses	25,783	644
Foreign private corporate securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	62,044	18,912
Less than Twelve Months, Gross Unrealized Losses	12,499	596
Twelve Months or More, Fair Value	33,858	11,402
Twelve Months or More, Gross Unrealized Losses	9,063	1,419
Total, Fair Value	95,902	30,314
Total, Gross Unrealized Losses	21,562	2,015
Asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	5,570	3,426
Less than Twelve Months, Gross Unrealized Losses	160	4
Twelve Months or More, Fair Value	3,289	0
Twelve Months or More, Gross Unrealized Losses	96	0
Total, Fair Value	8,859	3,426
Total, Gross Unrealized Losses	256	4
Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	110,820	3,083
Less than Twelve Months, Gross Unrealized Losses	8,398	7
Twelve Months or More, Fair Value	5,071	0
Twelve Months or More, Gross Unrealized Losses	197	0
Total, Fair Value	115,891	3,083
Total, Gross Unrealized Losses	8,595	$ 7
Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Less than Twelve Months, Fair Value	10,509
Less than Twelve Months, Gross Unrealized Losses	467
Twelve Months or More, Fair Value	0
Twelve Months or More, Gross Unrealized Losses	0
Total, Fair Value	10,509
Total, Gross Unrealized Losses	$ 467